Description of Organization and Business Operations and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Organization and Business Operations and Liquidity
Description of Organization and Business Operations and Liquidity

Note 1 — Description of Organization and Business Operations and Liquidity

Western Acquisition Ventures Corp. (the “Company”) was incorporated in Delaware on April 28, 2021. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization, or other similar business combination with one or more businesses or entities (a “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company, and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of September 30, 2024, the Company had not commenced any operations. All activity from April 28, 2021 (inception) through September 30, 2024, relates to the Company’s formation and Initial Public Offering (“IPO”), which is described below, and, since the IPO, the search for a prospective Business Combination. The Company will not generate any operating revenues until after the completion of its Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income earned on investments from the proceeds derived from the IPO. The registration statement for the Company’s IPO was declared effective on January 11, 2022. On January 14, 2022, the Company consummated the IPO of 10,000,000 units (“Units”) with respect to the common stock included in the Units being offered (the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $100,000,000. Each Unit consists of one share of common stock and one redeemable warrant (the “Public Warrants”). Each Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7). The Company has selected December 31 as its fiscal year end.

Simultaneously with the closing of the IPO, the Company consummated the sale of 361,000 private placement units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Company’s sponsor, Western Acquisition Ventures Sponsor LLC (the “Sponsor”), generating gross proceeds of $3,610,000 which is described in Note 4.

Simultaneously with the closing of the IPO, and the sale of the Private Placement Units, the Company consummated the closing of the sale of 1,500,000 additional Units upon receiving notice of the underwriter’s election to fully exercise its overallotment option (“Overallotment Units”), generating additional gross proceeds of $15,000,000. Simultaneously with the exercise of the overallotment option, the Company consummated the private placement of an additional 15,000 Private Placement Units to the Sponsor, generating gross proceeds of $150,000.

As of September 30, 2024, offering costs for the IPO amounted to $1,029,116, consisting of $500,000 of underwriting fees and $529,116 of other costs. The Company was to pay Alliance Global Partners (“A.G.P.”) a business combination marketing agreement fee in an amount equal to 4.5% of the gross proceeds of the IPO (an aggregate amount due to A.G.P of $5,175,000) if the Company is successful in completing a Business Combination from the amounts being held in the Trust Account (as defined below). If the Company is not successful in completing a Business Combination, A.G.P. will not be entitled to any of this fee (see Note 6). In connection with the Business Combination contemplated with Cycurion Inc. (“Cycurion”), A.G.P., and the Company amended the fee arrangement whereby rather than the cash fee described above, the Company will distribute 250,000 shares of common stock.

Following the closing of the IPO and Overallotment Units, $116,150,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement Units was placed in a trust account (“Trust Account”). The amounts placed in the Trust Account will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less, or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3), and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination, and (ii) the distribution of the Trust Account, as described below.

Substantially, all of the net proceeds of the IPO and the sale of the Private Placement Units are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the amounts due under the business combination marketing agreement and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect such a Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either: (i) in connection with a stockholder meeting called to approve the Business Combination; or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (to be approximately $10.83 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable).

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”) Subtopic 10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with other freestanding instruments (i.e., Public Warrants), the initial carrying value of the Public Shares classified as temporary equity will be the allocated proceeds determined in accordance with ASC 470-20 “Debt with Conversion and other Options.” The Public Shares are subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either: (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument; or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and are classified as such on the balance sheet until such date that a redemption event takes place.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to the Company’s Business Combination. If the Company seeks stockholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the SEC and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares sold in the IPO, without the prior consent of the Company.

The Company’s Sponsor, officers, and directors (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of common stock in conjunction with any such amendment.

On January 9, 2024, the Company held a virtual special meeting of stockholders to vote on the proposals identified in the Proxy Statement for the Special Meeting. At the Special Meeting, the Company’s stockholders voted on a proposal to amend the Company’s Certificate of Incorporation, to extend the date by which the Company has to consummate a business combination, such extension for an additional three (3)-month period, from January 11, 2024 through and including April 11, 2024, a proposal to amend the Company’s investment management trust agreement, dated as of January 11, 2022, as amended, by and between the Company and Equiniti Trust Company, LLC allowing the Company to extend the extended termination date by depositing into the Trust Account $100 and a proposal to direct the chairman of the Special Meeting to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if necessary, based upon the tabulated vote at the time of the Special Meeting. As a result of the virtual special meeting the Company’s stockholders elected to redeem an aggregate of 31,143 shares, each share valued at approximately $10.51 per share and totaling $327,375, which was removed from the Trust Account.

On February 6, 2024, the Company received a notification letter from the Nasdaq Listing Qualifications Staff (the “Staff”) notifying the Company that the Company no longer meets the minimum 500,000 publicly held shares requirement for continued listing on The Nasdaq Capital Market set forth in Nasdaq Listing Rule 5550(a)(4) (the “First Letter”). The notification received has no immediate effect on the listing of the Company’s common stock on Nasdaq. Under Nasdaq Listing Rules, the Company had 45 calendar days, or until March 22, 2024, to provide Nasdaq with a specific plan to achieve and sustain compliance with all Nasdaq listing requirements, including the time frame for completion of the plan. On March 22, 2024, the Company submitted its compliance plan with Nasdaq in connection with the First Letter. If Nasdaq does not accept the Company’s plan to achieve compliance, the Company will have the opportunity to appeal the decision to a Nasdaq Hearings Panel. The Company is evaluating various courses of action to achieve compliance with the minimum publicly held shares continued listing standard.

On March 11, 2024, the Company received a letter from the Staff stating that due to the resignations of Stephen Christoffersen, William Lischak, Ade Okunabi, Robin Smith and Adam Stern, constituting the entire board of directors of the Company, effective December 27, 2023, which was previously reported in a current report on Form 8-K filed with the SEC on January 3, 2024, the Company no longer complies with Nasdaq’s Majority Independent Board rule, its Audit Committee Rule, or its Compensation Committee Rule as set forth in Listing Rule 5605(b)(1) (the “Second Letter”). In accordance with Nasdaq Listing Rule 5605(b)(1)(A), Nasdaq will provide the Company a cure period in order to regain compliance as follows: (i) until the earlier of the Company’s next annual stockholders’ meeting or December 28, 2024; or (ii) if the Company’s next annual stockholders’ meeting is held before June 25, 2024, then the Company must evidence compliance no later than June 25, 2024 (the “Cure Period”). If the Company fails to regain compliance within the Cure Period in connection with the Second Letter, the Nasdaq Listing Rules require the Staff to provide written notification to the Company that its securities will be delisted. The Company is actively engaged in efforts to regain compliance with the requirements set forth in Nasdaq Listing Rule 5605 and plans to regain compliance within the Cure Period provided by Nasdaq.

On April 10, 2024, the Company held a virtual special meeting of stockholders to vote on the proposals identified in the Proxy Statement for the Special Meeting. At the Special Meeting, the Company’s stockholders voted on a proposal to amend the Company’s Certificate of Incorporation, to extend the date by which the Company has to consummate a business combination, such extension for an additional three (3)-month period, from April 11, 2024 through and including July 11, 2024, a proposal to amend the Company’s investment management trust agreement, dated as of January 11, 2022, as amended, by and between the Company and Equiniti Trust Company, LLC allowing the Company to extend the extended termination date by depositing into the Trust Account $100 and a proposal to direct the chairman of the Special Meeting to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting.

On April 11, 2024, Cycurion and certain private investors entered into agreements to acquire (i) shares of Series B Preferred Stock of Cycurion and (ii) Series B Warrants to purchase Cycurion common stock, which, in accordance with a securities purchase agreement and an exchange agreement among Cycurion and other parties thereto to be dated prior to the effective date of the Company’s registration statement on Form S-4, will be exchanged as of the effective time of the merger between the Company and Cycurion pursuant to the Merger Agreement for securities of the Company following the merger in the same form and on the same terms as the Cycurion Series B Preferred Stock and Series B Warrants (the “Series B Capital Raise”).

As a result of the Series B Capital Raise mentioned above, the Company received $254,269 into its operating bank account to be used for working capital expenses and tax obligations. As discussed above, during the three months ended March 31, 2024, the Company identified that a $108,611 excess of interest was erroneously withdrawn from the Trust Account and a portion was used for operating, which is not a permitted use of the Trust funds per the trust agreement. As of September 30, 2024, the Company has restricted cash of $45,150 and a receivable from the Sponsor of $63,319. The Company intends to deposit $63,319 back into the Trust Account or use the $63,319 (or a portion thereof) for tax obligations until a deposit is made into the trust on a future date.

On July 2, 2024, the Company held a virtual special meeting of stockholders to vote on the proposals identified in the Proxy Statement for the Special Meeting. At the Special Meeting, the Company’s stockholders voted on a proposal to amend the Company’s Certificate of Incorporation, to extend the date by which the Company has to consummate a business combination, such extension for an additional three (3)-month period, from July 11, 2024 through and including October 11, 2024, a proposal to amend the Company’s investment management trust agreement, dated as of January 11, 2022, as amended, by and between the Company and Equiniti Trust Company, LLC allowing the Company to extend the extended termination date by depositing into the Trust Account $100 and a proposal to direct the chairman of the Special Meeting to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting.

On July 10, 2024, the Company dismissed its previous independent accounting firm, Marcum LLP, and engaged WWC, P.C., as its independent auditor.

On August 6, 2024, the Company, Sponsor and RiverNorth SPAC Arbitrage Fund, LP (the “RiverNorth”) entered into a non-redemption agreement whereby the Sponsor plans to transfer to RiverNorth 5,000 shares each month over the next three months for agreeing not to redeem the 99,800 that it currently holds prior to the business combination.

On September 6, 2024, the Company received written notice (the “Nasdaq Letter”) from Nasdaq indicating that the Company is delinquent in filing its Quarterly Report on Form 10-Q for the period ended September 30, 2024 (the “Form 10-Q”), which may serve as an additional basis for the delisting of the Company’s securities from Nasdaq. The Company previously filed a Form 12b-25 with the SEC on August 14, 2024, disclosing that it was unable to file the Form 10-Q within the prescribed time period without unreasonable effort or expense. In accordance with Nasdaq’s listing rules, the Company has 60 calendar days after the Notice to submit a plan to regain compliance with the Nasdaq Listing Rule 5250(c)(1). Pursuant to the Nasdaq Letter, following receipt of such plan, Nasdaq may grant an extension of up to 180 calendar days from the Form 10-Q’s due date, or until February 17, 2025, for the Company to regain compliance. The Company intends to take the necessary steps to regain compliance with Nasdaq’s listing rules and expects that, with the filing of this Form 10-Q, it has regained compliance with Nasdaq Listing Rule 5250(c)(1).

On September 20, 2024, Sponsor agreed to loan the Company $230,000 for certain transaction expenses related to the Business Combination. On the same day, the Company loaned Cycurion $185,000 for certain transaction expenses in connection with Cycurion’s consummation of the Business Combination.

If the Company is unable to complete a Business Combination by January 11, 2025, the Company intends to: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay: (a) its income and franchise taxes and (b) up to $100,000 of dissolution expenses, if any, divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve, and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Initial Stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the time to consummate a business combination (the “Combination Period”). However, since the Initial Stockholders acquired Public Shares in the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. A.G.P. has agreed to waive its rights to its business combination marketing agreement fee (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10 per share held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who has executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest, or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

We continue to evaluate the impact of increases in inflation and rising interest rates, financial market instability, including the recent bank failures, the potential government shutdown, the lingering effects of the COVID-19 pandemic and certain geopolitical events, including the wars in Ukraine and the surrounding region and between Israel and Hamas. We have concluded that while it is reasonably possible that the risks and uncertainties related to or resulting from these events could have a negative effect on our financial position, results of operations and/or ability to complete an initial Business Combination, we cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and our ability to complete an initial Business Combination.

Business Combination Agreement

On September 21, 2022, the Company, WAV Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), which will be formed at, or prior to, closing, Cycurion, Inc., a corporation organized under the laws of Ontario (“Cycurion”), and Emmit McHenry as Cycurion stockholders’ representation (the “Stockholders’ Representative”), entered into an Agreement and Plan of Merger (“Merger Agreement”) pursuant to which, among other things, Cycurion will be merged with the Merger Sub (the “Merger,” and together with the other transactions related thereto, the “Proposed Transactions”), with Cycurion surviving the Merger as a wholly-owned subsidiary of Registrant (the “Combined Company”). There is no guarantee that a merger will take place.

On April 26, 2024, the Parties amended and restated the Business Combination Agreement (the “Amended and Restated Business Combination Agreement”) to amend, among other things, certain economic terms at the closing of the Business Combination and the Termination Date to complete the Business Combination, from December 31, 2023 to December 31, 2024.

On December 31, 2024, the Parties entered into an amendment to the Amended and Restated Business Combination Agreement to extend the Termination Date from December 31, 2024 to April 11, 2025.

Sponsor Support Agreement

Contemporaneously with the execution of the Merger Agreement, the Sponsor, a Delaware limited liability company, delivered the Support Agreement, pursuant to which, among other things, Sponsor agreed to vote in favor of the Merger and the transactions contemplated by the Merger Agreement.

Stockholder Support Agreement

Contemporaneously with the execution of the Merger Agreement, certain officers and directors of the Company delivered Support Agreements, pursuant to which, among other things, the Company’s stockholders agreed to vote in favor of the Merger and the transactions contemplated by the Merger Agreement. In addition, the Company agreed to use its best efforts to obtain additional Stockholder Support Agreements from certain of its stockholders.

Registration Rights Agreement

In connection with the Closing, Cycurion, the Company, and certain of their respective stockholders will enter into a registration rights agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Combined Company will be required to file a registration statement covering the resale of registrable securities held by the stockholder’s party thereto.

Termination

The Merger Agreement may be terminated at any time prior to the consummation of the Merger by mutual written consent of Cycurion, as applicable, and Company, and in certain other limited circumstances, including if the Merger has not been consummated by January 11, 2025. Either the Company or Cycurion may also terminate the Merger Agreement if certain Proposals fail to receive the requisite vote for approval, and other conditions, as defined in the Merger Agreement. If the Merger Agreement is terminated, the Merger Agreement, and all above agreements, will become void, and there will be no liability under the Merger Agreement on the part of any party thereto, except as set forth in the Merger Agreement.

Liquidity and Capital Resources

As of September 30, 2024, and December 31, 2023, we had $45,150 and $8,651 in restricted cash available exclusively for payment of current tax liabilities. As of September 30, 2024, we had a working capital deficit of $3,664,323. The Company’s liquidity is to be satisfied through the proceeds from loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties held outside of the Trust Account. The Company’s officers, directors, and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing.

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standard Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the mandatory liquidation and subsequent dissolution described in Note 1, should the Company be unable to complete a Business Combination, raises substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance of these financial statements.

Restricted Cash, Due from Sponsor and Due to Trust Account

In accordance with the Trust agreement, the Company is permitted to withdraw interest from the Trust Account to pay its tax obligations, including federal income taxes and state franchise taxes. During the year ended December 31, 2023, the Company identified that a $108,611 excess of interest was erroneously withdrawn from the Trust Account and was used for operating expenses during 2023, which is not a permitted use of the Trust funds per the trust agreement. During the nine months ended September 30, 2024, the Company withdrew $597,824, in interest from the Trust Account to settle its current tax obligations. As a result, the Company recorded a receivable due from the Sponsor and a related payable to the Trust for an amount of $63,319 as of September 30, 2024. The receivable reflects the amount due to be reimbursed to the Trust Account from the Sponsor for the funds used for operating expenses. The balance of this withdrawal is included in restricted cash in the amount of $45,150 on the accompanying balance sheet, representing the amounts available exclusively for payment of current tax liabilities. The Sponsor has committed to funding the Company in a manner sufficient to fund the Company’s tax obligations and return any over withdrawal from the Trust Account, if any.

Recent Developments

On July 2, 2024, the Company and Cycurion amended the Promissory Note to extend the maturity date to the earlier of the consummation of the Business Combination or October 11, 2024.

Subsequent to the approval by its stockholders of the Fifth Amendment (the “Fifth Charter Amendment”) to the Second Amended and Restated Certificate of Incorporation of the Company on July 2, 2024, the Company filed the Fifth Charter Amendment with the Delaware Secretary of State on July 2, 2024. The Fifth Charter Amendment extends the date by which the Company must consummate a business combination, from July 11, 2024 to October 11, 2024.

On July 2, 2024, the Company and Cycurion amended the Promissory Note to extend the maturity date of this note to the earlier of the consummation of the Business Combination or October 11, 2024.

On July 10, 2024, the Company dismissed its previous independent accounting firm, Marcum, and engaged WWC, as its independent auditor.

On August 6, 2024, the Company, Western Acquisition Ventures Sponsor, LLC (the “Sponsor”) and RiverNorth SPAC Arbitrage Fund, LP (the “RiverNorth”) entered into a non-redemption agreement whereby the Sponsor plans to transfer to RiverNorth 5,000 shares each month over the next three months for agreeing not to redeem the 99,800 that it currently holds prior to the business combination.

On September 6, 2024, the Company received written notice (the “Nasdaq Letter”) from Nasdaq indicating that the Company is delinquent in filing its Quarterly Report on Form 10-Q for the period ended June 30, 2024 (the “Form 10-Q”), which may serve as an additional basis for the delisting of the Company’s securities from Nasdaq. The Company previously filed a Form 12b-25 with the SEC on August 14, 2024, disclosing that it was unable to file the Form 10-Q within the prescribed time period without unreasonable effort or expense. In accordance with Nasdaq’s listing rules, the Company has 60 calendar days after the Notice to submit a plan to regain compliance with the Nasdaq Listing Rule 5250(c)(1). Pursuant to the Nasdaq Letter, following receipt of such plan, Nasdaq may grant an extension of up to 180 calendar days from the Form 10-Q’s due date, or until February 17, 2025, for the Company to regain compliance. The Company regained compliance with Nasdaq’s listing rules by filing its Form 10-Q on September 30, 2024.

On September 24, 2024, Sponsor, including A.G.P., loaned the Company $230,000 for certain transaction expenses related to the Business Combination. On the same day, the Company loaned Cycurion $185,000 for certain transaction expenses in connection with Cycurion’s consummation of the Business Combination.

NOTE 1 – DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

Western Acquisition Ventures Corp. (the “Company”) was incorporated in Delaware on April 28, 2021. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization, or other similar business combination with one or more businesses or entities (a “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company, and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity from April 28, 2021 (inception) through December 31, 2023, relates to the Company’s formation and Initial Public Offering (“IPO”), which is described below, and, since the IPO, the search for a prospective Business Combination. The Company will not generate any operating revenues until after the completion of its Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income earned on investments from the proceeds derived from the IPO. The registration statement for the Company’s IPO was declared effective on January 11, 2022. On January 14, 2022, the Company consummated the IPO of 10,000,000 units (“Units”) with respect to the common stock included in the Units being offered (the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $100,000,000. Each Unit consists of one share of common stock and one redeemable warrant (the “Public Warrants”). Each Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7). The Company has selected December 31 as its fiscal year end.

Simultaneously with the closing of the IPO the Company consummated the sale of 361,000 private placement units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Company’s sponsor, Western Acquisition Ventures Sponsor LLC (the “Sponsor”), generating gross proceeds of $3,610,000 which is described in Note 4.

Simultaneously with the closing of the IPO, and the sale of the Private Placement Units, the Company consummated the closing of the sale of 1,500,000 additional Units upon receiving notice of the underwriter’s election to fully exercise its overallotment option (“Overallotment Units”), generating additional gross proceeds of $15,000,000. Simultaneously with the exercise of the overallotment option, the Company consummated the private placement of an additional 15,000 Private Placement Units to the Sponsor, generating gross proceeds of $150,000.

As of December 31, 2023, offering costs for the IPO amounted to $1,029,116, consisting of $500,000 of underwriting fees and $529,116 of other costs. The Company was to pay Alliance Global Partners (“A.G.P.”) a business combination marketing agreement fee in an amount equal to 4.5% of the gross proceeds of the IPO (an aggregate amount due to A.G.P of $5,175,000) if the Company is successful in completing a Business Combination from the amounts being held in the Trust Account (as defined below). If the Company is not successful in completing a Business Combination, A.G.P. will not be entitled to any of this fee (see Note 6). In connection with the Business Combination contemplated with Cycurion, A.G.P., and the Company amended the fee arrangement whereby rather than the cash fee described above, the Company will distribute 250,000 shares of common stock.

Following the closing of the IPO and Overallotment Units, $116,150,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement Units was placed in a trust account (“Trust Account”). The amounts placed in the Trust Account will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less, or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3), and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination, and (ii) the distribution of the Trust Account, as described below.

Substantially, all of the net proceeds of the IPO and the sale of the Private Placement Units are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the amounts due under the business combination marketing agreement and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect such a Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either: (i) in connection with a stockholder meeting called to approve the Business Combination; or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (to be approximately $10.83 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable).

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”) Subtopic 10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with other freestanding instruments (i.e., Public Warrants), the initial carrying value of the Public Shares classified as temporary equity will be the allocated proceeds determined in accordance with ASC 470-20 “Debt with Conversion and other Options.” The Public Shares are subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either: (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument; or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and are classified as such on the balance sheet until such date that a redemption event takes place.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to the Company’s Business Combination. If the Company seeks stockholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares sold in the IPO, without the prior consent of the Company.

The Company’s Sponsor, officers, and directors (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of common stock in conjunction with any such amendment.

On January 6, 2023, the Company voted upon and approved a Charter Amendment to be filed with the Delaware Secretary of State and on the Trust Agreement Amendment (collectively known as the “Amendment Agreements”). The Amendment Agreements permit an extension of the date by which the Company has to consummate a business combination up to six times, each such extension for an additional one month period, from January 11, 2023 to July 11, 2023, upon payments to the Trust Account of $10,000 for each one-month extension. On July 9, 2023, the Company voted upon and approved a Second Charter Amendment to be filed with the Delaware Secretary of State and on the Trust Agreement Amendment (collectively known as the “Second Amendment Agreements”). The Second Amendment Agreements permit an extension of the date by which the Company has to consummate a business combination to January 11, 2024 upon the payment of a nominal fee of $100.

On January 9, 2024, the Company held a virtual special meeting of stockholders to vote on the proposals identified in the Proxy Statement for the Special Meeting. At the Special Meeting, the Company’s stockholders voted on a proposal to amend the Company’s Certificate of Incorporation, to extend the date by which the Company has to consummate a business combination, such extension for an additional three (3)-month period, from January 11, 2024 through and including April 11, 2024, a proposal to amend the Company’s investment management trust agreement, dated as of January 11, 2022, as amended, by and between the Company and Equiniti Trust Company, LLC allowing the Company to extend the extended termination date by depositing into the Trust Account $100 and a proposal to direct the chairman of the Special Meeting to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if necessary, based upon the tabulated vote at the time of the Special Meeting. As a result of the virtual special meeting the Company’s stockholders elected to redeem an aggregate of 31,143 shares, each share valued at approximately $10.51 per share and totaling $327,375, which was removed from the Trust Account.

On April 10, 2024, the Company held a virtual special meeting of stockholders to vote on the proposals identified in the Proxy Statement for the Special Meeting. At the Special Meeting, the Company’s stockholders voted on a proposal to amend the Company’s Certificate of Incorporation, to extend the date by which the Company has to consummate a business combination, such extension for an additional three (3)-month period, from April 11, 2024 through and including July 11, 2024, a proposal to amend the Company’s investment management trust agreement, dated as of January 11, 2022, as amended, by and between the Company and Equiniti Trust Company, LLC allowing the Company to extend the extended termination date by depositing into the Trust Account $100 and a proposal to direct the chairman of the Special Meeting to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting.

If the Company is unable to complete a Business Combination by July 11, 2024, the Company intends to: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay: (a) its income and franchise taxes and (b) up to $100,000 of dissolution expenses, if any, divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve, and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

On January 6, 2023, at a special meeting of stockholders, the Company’s stockholders elected to redeem an aggregate of 10,729,779 shares, each share valued at approximately $10.20 per share and totaling $109,436,586. On July 9, 2023, the Company’s stockholders elected to redeem an aggregate of 464,811 shares requiring payment out of the Trust Account of approximately $4,893,008 ($10.53 per share).

On April 3, 2023, the Company received a notice in the form of a letter (the “Notice”) from the listing qualifications department staff of The Nasdaq Stock Market notifying the Company that for the last 30 consecutive business days, the Company’s Minimum Value of Listed Securities (“MVLS”) was below the minimum of $50 million required for continued listing on the Nasdaq Global Market pursuant to Nasdaq listing rule 5450(b)(2)(A). The Company had until October 2, 2023, to regain compliance by reaching $50 million for at least ten consecutive days.

As a consequence, on September 1, 2023 the Company applied for a listing with Nasdaq to be moved to the Nasdaq Capital Market, which requires MVLS of $35 million. On October 6, 2023, the Company was approved by Nasdaq to list its securities on the Nasdaq Capital Market and on October 11, 2023 Nasdaq confirmed that the Company is in compliance with listing requirements and has closed the matter.

The Initial Stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the time to consummate a business combination (the “Combination Period”). However, since the Initial Stockholders acquired Public Shares in the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. A.G.P. has agreed to waive its rights to its business combination marketing agreement fee (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10 per share held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who has executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest, or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

We continue to evaluate the impact of increases in inflation and rising interest rates, financial market instability, including the recent bank failures, the potential government shutdown, the lingering effects of the COVID-19 pandemic and certain geopolitical events, including the wars in Ukraine and the surrounding region and between Israel and Hamas. We have concluded that while it is reasonably possible that the risks and uncertainties related to or resulting from these events could have a negative effect on our financial position, results of operations and/or ability to complete an initial Business Combination, we cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and our ability to complete an initial Business Combination.

Business Combination Agreement

On November 21, 2022, the Company, WAV Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), which will be formed at, or prior to, closing, Cycurion, Inc., a corporation organized under the laws of Ontario (“Cycurion”), and Emmit McHenry as Cycurion stockholders’ representation (the “Stockholders’ Representative”), entered into an Agreement and Plan of Merger (“Merger Agreement”) pursuant to which, among other things, Cycurion will be merged with the Merger Sub (the “Merger,” and together with the other transactions related thereto, the “Proposed Transactions”), with Cycurion surviving the Merger as a wholly-owned subsidiary of Registrant. There is no guarantee that a merger will take place.

Sponsor Support Agreement

Contemporaneously with the execution of the Merger Agreement, the Sponsor, a Delaware limited liability company, delivered the Support Agreement, pursuant to which, among other things, Sponsor agreed to vote in favor of the Merger and the transactions contemplated by the Merger Agreement.

Stockholder Support Agreement

Contemporaneously with the execution of the Merger Agreement, certain officers and directors of the Company delivered Support Agreements, pursuant to which, among other things, the Company’s stockholders agreed to vote in favor of the Merger and the transactions contemplated by the Merger Agreement. In addition, the Company agreed to use its best efforts to obtain additional Stockholder Support Agreements from certain of its stockholders.

Registration Rights Agreement

In connection with the Closing, Cycurion, the Company, and certain of their respective stockholders will enter into a registration rights agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Combined Company will be required to file a registration statement covering the resale of registrable securities held by the stockholder’s party thereto.

Termination

The Merger Agreement may be terminated at any time prior to the consummation of the Merger by mutual written consent of Cycurion, as applicable, and Company, and in certain other limited circumstances, including if the Merger has not been consummated by July 11, 2024. Either the Company or Cycurion may also terminate the Merger Agreement if certain Proposals fail to receive the requisite vote for approval, and other conditions, as defined in the Merger Agreement. If the Merger Agreement is terminated, the Merger Agreement, and all above agreements, will become void, and there will be no liability under the Merger Agreement on the part of any party thereto, except as set forth in the Merger Agreement.

Liquidity and Capital Resources

As of December 31, 2023, we had $8,651 in restricted cash available exclusively for payment of current tax liabilities. As of December 31, 2023, we had a working capital deficit of $3,187,882. The Company’s liquidity is to be satisfied through the proceeds from loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties held outside of the Trust Account. The Company’s officers, directors, and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing.

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standard Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the mandatory liquidation and subsequent dissolution described in Note 1, should the Company be unable to complete a Business Combination, raises substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance of these financial statements.

Restricted Cash, Due from Sponsor and Due to Trust Account

In accordance with the Trust agreement, the Company is permitted to withdraw interest from the Trust Account to pay its tax obligations, including federal income taxes and state franchise taxes. During the year ended December 31, 2022, the Company withdrew $525,000 in interest from the Trust Account to settle its current tax obligations. However, during the year ended December 31, 2023, the Company identified that a $108,611 excess of interest was erroneously withdrawn from the Trust Account and was used for operating expenses during 2023, which is not a permitted use of the Trust funds per the trust agreement. As a result, the Company recorded a receivable due from the Sponsor and a related payable to the Trust for an amount of $99,961 as of December 31, 2023. The receivable reflects the amount due to be reimbursed to the Trust Account from the Sponsor for the funds used for operating expenses. The balance of this withdrawal is included in restricted cash in the amount of $8,651 on the accompanying balance sheet, representing the amounts available exclusively for payment of current tax liabilities. The Sponsor has committed to funding the Company in a manner sufficient to fund the Company’s tax obligations and return any over withdrawal from the Trust Account, if any.